ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS [Text Block]

3. ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

On July 5, 2023, the Company entered into a Share Purchase Agreement with Lisan Farma Colombia LLC ("Lisan"), a Delaware limited liability company, to sell all its shares in its Colombian related subsidiaries and its Colombian assets for a purchase price of CAD $0.8 million (USD $0.6 million). The sale relates to all of Flora's operations in Colombia, including its interest in (i) its 361-acre Cosechemos farm located in Giron, Colombia and its related processing facilities and inventory and (ii) all other assets relating to Flora Lab 2, Flora Lab 4 and Flora's Colombian food and beverage and consumer products business. The Company has received proceeds of CAD $0.5 million subsequent to period-end and expects to receive the remaining proceeds upon closing of the transaction. See discussion in Note 20.

The sale enables the Company to concentrate on its core business divisions, which are lifestyle brands in the United States and international pharmaceutical distribution. The sale was part of several strategic changes to cut costs and streamline operations.

The Company has presented the associated assets and liabilities of the Colombian subsidiaries as held for sale. The major classes of assets and liabilities classified as held for sale as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Assets held for sale
Cash	$448	$602
Trade and amounts receivable	633	1,592
Prepaid expenses and other current assets	115	174
Inventory	582	1,341
Total current assets held for sale	1,778	3,709
Property, plant and equipment	-	3,592
Operating lease right of use assets	-	419
Intangible assets	-	358
Other assets	-	23
Total noncurrent assets held for sale	-	4,392
Total assets held for sale	$1,778	$8,101
Liabilities held for sale
Current portion of long-term debt	$38	$-
Current portion of operating lease liability	370	72
Other accrued liabilities	767	538
Total current liabilities held for sale	1,175	610
Non-current operating lease liability	-	308
Total liabilities held for sale	$1,175	$918

The following table summarizes the major classes of line items included in loss from discontinued operations, net of tax, for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30, 2023	For the three months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Revenue	$662	$1,028	$1,450	$1,773
Cost of sales	466	471	1,123	774
Gross profit from discontinued operations	196	557	327	999
Consulting and management fees	307	683	676	1,267
Professional fees	46	120	82	391
General and administrative	105	419	282	769
Promotion and communication	8	131	14	305
Operating lease expense	43	106	93	122
Depreciation and amortization	70	186	148	296
Bad debt expense	565	150	565	150
Asset impairment	4,704	-	4,704	-
Other (income) expense	2	363	124	666
Operating loss from discontinued operations	(5,654)	(1,601)	(6,361)	(2,967)
Interest (income) expense	2	19	2	28
Net loss before income taxes	(5,656)	(1,620)	(6,363)	(2,995)
Loss on disposal of discontinued operations	1,909	-	1,909	-
Income tax expense	-	-	11	-
Loss from discontinued operations	$(7,565)	$(1,620)	$(8,283)	$(2,995)

The following table summarizes the significant operating and investing items related to the Colombian subsidiaries for the six months ended June 30, 2023 and 2022

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Operating activities of discontinued operations
Depreciation and amortization	$148	$296
Bad debt expense	565	150
Asset impairment	4,704	-
Investing activities of discontinued operations
Purchases of property, plant and equipment	$92	$579

The subsidiaries sold included Cosechemos Ya S.A.S, which was part of the commercial and wholesale segment; Flora Lab S.A.S, Flora Med S.A.S. and Labcofarm Laboratories S.A.S, which were part of the pharmaceuticals segment; Flora Growth Corp Colombia S.A.S., and Kasa Wholefoods Company, S.A.S. and Flora Beauty LLC Sucursal Colombia which were part of the house of brands segment.

The Company applies significant judgement in determining whether a disposal meets the criteria to present as held for sale at the reporting date, and whether the disposal represents a strategic shift that has (or will have) a major effect on its operations and financial results in order to be classified as a discontinued operation. The criteria evaluated are both quantitative and qualitative in nature, to evaluate the significance of the disposal relative to the operations of the Company as a whole. The Company has determined this disposition represents a strategic shift in operations that will have a major effect on the Company's operations and financial results, and accordingly, has been presented as discontinued operations.

During the three and six months ended June 30, 2023, the Company recorded a loss on disposal of $1.9 million as the carrying value of the assets being sold exceeded the expected sale price.